Mainland China Employee Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Total expenses for employee contribution plan	$ 803	$ 1,600	$ 2,029
Discontinued operations expense	$ 172	$ 538	$ 517